Intangible assets and goodwill - Schedule of Intangible Assets (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Cost	CAD 128,808	CAD 95,699
Accumulated amortization	50,845	41,688
Net book value	77,963	54,011
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	78,725	64,605
Accumulated amortization	40,244	33,704
Net book value	38,481	30,901
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	37,083	31,094
Accumulated amortization	10,371	7,984
Net book value	26,712	23,110
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	13,000	0
Accumulated amortization	230	0
Net book value	CAD 12,770	CAD 0